Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Operating activities
Net loss	$ (30,402)	$ (8,497)	$ (20,034)	$ (39,621)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	306	357	472	449
Amortization of intangible assets	1,285	1,117	1,543	841
Impairment of long-lived assets	725		1,333
Issuance of warrants in connection with notes payable, charged to interest expense		891	1,023	2,983
Issuance of warrants to placement agent	280
Change in fair value of earnout liability	(490)	(30,599)	(31,879)
Change in fair value of warrants	(1,237)	12
Change in fair value of PIPE make-whole liability		(122)	(830)
Change in fair value of SAFEs			10	655
Merger-related transaction costs expensed		4,009	4,009
Private placement costs			2,894
Stock-based compensation	20,256	17,768	21,383	15,476
Deferred income taxes	(15)	(2,803)	(2,432)	66
Loss on disposal of assets	472
Other non-cash items	235	23	(732)	(117)
Changes in operating assets and liabilities, net of acquisitions of businesses:
Accounts receivable	1,331	(754)	(1,817)	385
Inventory	479	(286)	(105)	251
Prepaid expenses and other current assets	(104)	(100)	(86)	298
Other assets			146
Accounts payable	376	3,590	3,862	1,390
Accrued expenses and other current liabilities	903	627	2,852	2,318
Net cash used in operating activities	(5,600)	(14,767)	(18,388)	(14,626)
Investing activities
Acquisition of property and equipment		(1,064)	(44)
Proceeds from sale of property and equipment	27
Acquisitions of businesses, net of cash acquired	(16)	(44)	(1,064)	(633)
Net cash used in investing activities	11	(1,108)	(1,108)	(633)
Financing activities
Proceeds from sale of common stock and warrants in private placement	3,645		19,750
Proceeds from issuance of common stock	600	3,334	3,529	13,513
Proceeds from issuance of common stock warrants			3,585
Proceeds from exercise of common stock warrants	17	1	4	909
Proceeds from exercise of stock options		225	225
Proceeds from issuance of notes payable	2,575	771	998	2,156
Proceeds from issuance of notes payable - related parties			450	730
Proceeds from issuance of convertible notes		200	200	250
Principal payments on notes payable	(655)	(1,310)	(1,749)	(825)
Principal payments on notes payable - related parties	(445)	(1,298)	(1,463)	(630)
Deferred consideration paid for acquisition of business	(174)		(174)
Proceeds from the Merger and PIPE		21,014	21,014
Merger-related transaction costs paid		(6,946)	(6,946)	(933)
Net cash provided by financing activities	5,563	15,991	19,673	15,170
Net increase (decrease) in cash	(26)	116	177	(89)
Cash, beginning of period	266	89	89	178
Cash, end of period	240	205	266	89
Supplemental cash flow information
Cash paid for interest	757	454	521	58
Cash paid for income taxes
Non-cash investing and financing activities:
Settlement of notes payable and other liabilities in common stock	1,361
Issuance of Class A Common Stock for RaGE earnout	1,808
Unpaid Merger-related transaction costs		1,423	1,423	3,192
Contingently redeemable convertible stock issued for acquisition of EMI Solutions, Inc.		8,856	8,856
Class A common stock issued for acquisition of RaGE Systems, Inc.		7,682	7,682
Unpaid purchase consideration for acquisitions of businesses		3,522	2,174
Conversion of SAFEs to common stock		1,522	1,522	1,126
Conversion of notes to common stock				943
Deemed dividend from warrant price adjustment		661	661
Issuance of warrants in connection with notes payable, recorded as debt discount		$ 183	183	790
Issuance of common stock to service providers				$ 387